Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Federal statutory rate			21.00%	35.00%
Income tax benefit			$ (93,000)	$ (1,789,000)
Operating loss carryforwards			613,000	19,233,000
Research and development credit carryforwards			44,000	170,000
Valuation allowance, deferred tax asset, increase, amount			797,000
Federal Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount			1,330,000	1,220,000
State Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount			42,000	45,000
Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards			82,241,000
New Jersey [Member]
Income Tax [Line Items]
Operating loss carryforwards			2,244,000
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards			7,903,000
2018 Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards			2,780,000
New Jersey [Member]
Income Tax [Line Items]
Decrease in deferred tax assets			$ 99,000	$ 1,903,000
Minimum [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2019
Maximum [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2038